Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions

Compensation costs for the years ended December 31, 2024 and 2023 was estimated for stock options based on the grant date fair value using a Black-Scholes option valuation model, consistent with authoritative guidance utilizing the following assumptions:

	Years Ended December 31,
	2024		2023
Expected volatility	79.67%		75.63% - 78.47%
Expected dividend yield	0%		0%
Risk-free interest rate	4.08%		3.64% – 4.87%
Expected term	6.3	years	6.3	years

Schedule of Options Activity

A summary of the stock option award activity during the year ended December 31, 2024 is as follows:

			Weighted Average
			Remaining
	Number of	Weighted Average	Contractual Life
	Shares	Exercise Price	(in years)
Class A common stock awards outstanding at January 1, 2024	11,426,653	$1.59	8.47
Granted	351,717	4.37
Exercised	(2,256,157)	0.46
Forfeited	(51,831)	3.18
Class A common stock awards outstanding at December 31, 2024	9,470,382	1.95	7.91
Class A common stock awards exercisable at December 31, 2024	3,256,613	1.29	6.96
Class A common stock awards not vested at December 31, 2024	6,213,769

Schedule of Restricted Stock Unit Award Activity

A summary of restricted stock unit award activity during the year ended December 31, 2024 is as follows:

			Weighted Average
	Number of Units		Grant Date Fair
	Unvested	Vested	Value
Restricted stock units, beginning balance	—	—	—
Granted	1,390,298	—	8.02
Vested	(134,832)	134,832	7.78
Forfeited	(3,300)	—	7.46
Restricted stock units outstanding at December 31, 2024	1,252,166	134,832	8.02

Schedule of Stock-Based Compensation Expense

Stock-based compensation expense charged to operations is summarized as follows:

	Years Ended December 31,
	2024	2023
Research and development	$7,797	$398
General and administrative	4,687	379
Total costs charged to operations (1)	$12,484	$777
(1)	Year ended December 31, 2024 includes $7,784 of incremental costs of the modification of Legacy Oklo’s awards for the vested options-holders’ contingent right to receive a pro rata share of the Earnout Shares recorded at the Closing.